      As filed with the Securities and Exchange Commission on July 27, 1999

                            Registration Nos. 33-21677,
                                               811-5547

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /
                                                                     ----

           Pre-Effective Amendment No.                               /   /

           Post-Effective Amendment No. 26                           / X /
                                                                     ----

             REGISTRATION STATEMENT UNDER THE INVESTMENT
          COMPANY ACT OF 1940                                        / X /
                                                                     ----

           Amendment No. 29                                          / X /
                                                                     ----

                             BARR ROSENBERG SERIES TRUST
                  (Exact Name of Registrant as Specified in Charter)

              c/o AXA Rosenberg Investment Management LLC,
                          Four Orinda Way, Building E,
                                Orinda, CA 94563
               (Address of Principal Executive Offices) (Zip code)

                                  925-254-6464
              (Registrant's Telephone Number, including Area Code)


     Name and address
     of agent for service:                             Copies to:
     --------------------                              ---------

     Kenneth Reid                                      J.B. Kittredge, Esq.
     AXA Rosenberg Investment                          Ropes & Gray
          Management LLC                               One International Place
     Four Orinda Way                                   Boston, MA 02110-2624
     Building E
     Orinda, CA 94563

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):




/ / Immediately upon filing pursuant to paragraph (b)

/X/ On July 30, 1999 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1) / / On (date) pursuant to paragraph (a)(1)

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/ /  75 days after filing pursuant to (a)(2)           / / On (date)
pursuant to paragraph (a)(2)
                                                             of Rule 485.
If appropriate, check the following box:

/ X / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


NOTE: This Post-Effective Amendment No. 26 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), solely to designate July 30, 1999 as the new effective date for Post-Effective Amendment No. 24 filed pursuant to Rule 485(a) under the 1933 Act on May 28, 1999. This Post-Effective Amendement No. 26 neither amends nor supersedes any information contained in Post-Effective Amendment No. 24. This amendment relates solely to shares of beneficial interest in the Barr Rosenberg Market Neutral Fund, the Barr Rosenberg Double Alpha Market Fund and the Barr Rosenberg Select Sectors Market Neutral Fund. Information contained in the Trust's Registration Statement relating to the other series of the Trust is neither amended nor superseded hereby.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda, and the State of California, on the 27th day of July, 1999.

                              BARR ROSENBERG SERIES TRUST

                              By:  RICHARD SAALFELD
                                   ---------------------
                                   Richard Saalfeld
                                   President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 27th day of July, 1999.

 SIGNATURE                  TITLE                       DATE
 ---------                  -----                       ----

 RICHARD SAALFELD          President                   July 27, 1999
 ------------              (principal executive
                             officer)

 PO-LEN HEW                Treasurer (principal        July 27, 1999
 -----------               financial and accounting
 Po-Len Hew                officer)

 WILLIAM F. SHARPE         Trustee                     July 27, 1999
 ------------------
 William F. Sharpe

 NILS H. HAKANSSON         Trustee                     July 27, 1999
 ------------------
 Nils H. Hakansson

 DWIGHT M. JAFFEE          Trustee                     July 27, 1999
 -----------------
 Dwight M. Jaffee